TAXES - Valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXES
Balance as of January 1	$ (441,549)	$ (405,796)	$ (329,139)
Increase in valuation allowance	(345,783)	(47,604)	(101,691)
Foreign exchange	11,916	11,851	25,034
Balance as of December 31	(775,415)	(441,549)	(405,796)
Valuation allowance	$ 775,415	$ 441,549	$ 405,796